Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 04, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Oct. 23, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 14, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000062489
Account Value [Line Items]
Line Graph and Table Measure Name	RWO
Account Value	$ 14,476	$ 14,330	$ 13,708	$ 13,856	$ 13,839	$ 13,550	$ 13,549	$ 13,881	$ 13,487	$ 13,242	$ 14,215	$ 13,830	$ 14,534		$ 14,142	$ 13,301	$ 12,557	$ 12,441	$ 12,018	$ 12,839	$ 12,478	$ 12,499	$ 13,034	$ 11,892	$ 10,735	$ 11,249	$ 12,009	$ 12,417	$ 11,978	$ 11,577	$ 12,057	$ 11,867	$ 12,212	$ 12,800	$ 11,706	$ 12,092	$ 11,358	$ 10,962	$ 12,507	$ 13,362	$ 12,348	$ 13,543	$ 14,260	$ 15,054	$ 14,285	$ 14,670	$ 15,617	$ 14,577	$ 14,818	$ 13,969	$ 14,790	$ 14,594	$ 13,986	$ 13,822	$ 13,580	$ 12,716	$ 12,302	$ 11,866	$ 11,948	$ 11,467	$ 10,139	$ 10,475	$ 10,795	$ 10,578	$ 10,270	$ 10,114	$ 10,084	$ 9,425	$ 12,275	$ 13,418	$ 13,368	$ 13,346	$ 13,484	$ 13,201	$ 12,879	$ 12,643	$ 12,578	$ 12,365	$ 12,421	$ 12,522	$ 12,174	$ 12,179	$ 11,013	$ 11,706	$ 11,318	$ 11,715	$ 11,991	$ 11,831	$ 11,742	$ 11,523	$ 11,353	$ 11,139	$ 10,853	$ 11,621	$ 11,727	$ 11,570	$ 11,224	$ 11,308	$ 11,331	$ 11,410	$ 11,211	$ 11,135	$ 11,054	$ 10,985	$ 11,177	$ 10,877	$ 10,877	$ 10,484	$ 10,708		$ 11,371	$ 11,538	$ 11,890	$ 11,400	$ 10,992	$ 10,956	$ 11,028	$ 10,063	$ 10,043	$ 10,470		$ 10,393	$ 10,604	$ 10,000
C000038339
Account Value [Line Items]
Line Graph and Table Measure Name	RWX
Account Value	$ 11,517	11,423	10,951	11,151	10,844	10,591	9,834	9,677	9,637	9,285	9,850	10,048	11,044		10,708	10,063	9,480	9,810	9,748	10,146	9,622	10,110	10,554	9,710	8,760	9,208	9,659	10,003	9,469	9,510	10,176	9,804	10,095	10,476	9,904	9,739	8,996	8,847	10,099	10,795	10,125	11,365	11,467	12,265	11,934	12,024	12,674	12,235	12,677	12,381	13,099	13,007	12,651	12,717	12,317	11,788	11,619	11,468	11,624	11,007	9,626	10,029	10,315	9,896	9,652	9,559	9,407	8,876	11,720	12,832	12,786	12,578	12,646	12,195	11,924	11,781	11,884	11,625	11,689	11,879	11,543	11,703	10,673	10,911	10,749	11,259	11,448	11,550	11,423	11,563	11,763	11,470	11,354	12,055	11,648	11,271	10,926	10,945	11,041	11,095	10,756	10,962	10,665	10,449	10,426	10,260	10,102	9,888	10,223		10,893	10,926	11,170	10,716	10,758	10,972	10,679	9,849	9,663	10,087		10,211	10,638	10,000
C000017550
Account Value [Line Items]
Line Graph and Table Measure Name	FEZ
Account Value	$ 24,393	23,504	22,842	23,328	22,820	21,706	20,868	20,892	20,189	18,604	18,619	19,209	20,430		20,082	19,278	19,158	19,748	19,017	19,671	18,893	18,059	17,842	17,080	15,319	15,764	16,620	17,562	17,062	15,972	16,875	16,332	15,636	15,708	14,050	14,153	12,386	11,257	12,235	13,038	12,448	13,986	13,632	14,682	14,890	15,793	16,477	15,427	16,578	15,796	16,645	16,297	16,184	16,643	15,947	15,289	14,643	14,025	14,395	13,832	11,422	12,407	12,949	12,413	11,978	11,152	10,483	9,974	11,907	13,117	13,647	13,250	13,046	12,614	12,226	12,497	12,794	11,815	12,547	11,935	11,889	11,478	10,840	11,332	11,422	12,437	12,426	12,977	12,461	12,478	13,221	12,717	12,891	13,803	12,908	13,045	13,108	13,010	12,444	12,432	11,993	12,189	11,668	11,239	10,569	10,450	10,379	9,676	9,998		10,062	10,034	9,962	9,471	10,108	10,134	9,947	9,291	9,561	10,283		10,719	10,918	10,000
C000149166
Account Value [Line Items]
Line Graph and Table Measure Name	NZAC
Account Value	$ 30,294	29,141	28,465	28,124	26,951	25,508	25,122	26,283	26,537	25,879	26,518	25,651	26,331		25,631	24,837	24,314	23,776	22,746	23,614	23,063	22,129	22,093	20,955	18,985	19,633	20,655	21,254	20,613	19,552	19,679	19,395	18,763	19,322	17,996	18,759	17,442	16,489	18,223	19,082	17,751	19,257	19,392	21,137	20,686	21,237	22,375	21,526	22,046	20,974	21,896	21,356	21,201	20,947	20,615	19,754	19,224	18,807	18,911	18,089	16,094	16,485	17,030	16,029	15,219	14,755	14,134	12,769	14,742	16,012	16,172	15,616	15,249	14,827	14,509	14,842	14,770	13,847	14,716	14,219	14,028	13,675	12,664	13,616	13,421	14,501	14,450	14,338	13,908	14,003	13,995	13,860	14,167	14,769	13,992	13,782	13,520	13,260	13,039	13,017	12,671	12,612	12,341	12,143	11,988	11,647	11,320	11,105	11,013		11,222	11,157	11,103	10,627	10,715	10,668	10,529	9,818	9,881	10,510		10,698	10,781	10,000
C000038341
Account Value [Line Items]
Line Graph and Table Measure Name	CWI
Account Value	$ 22,595	21,744	20,998	21,052	20,342	19,430	18,772	18,775	18,565	17,863	18,218	18,349	19,254		18,759	18,256	17,840	17,870	17,317	17,617	17,117	16,663	16,819	16,014	14,708	15,327	15,806	16,562	15,950	15,231	15,801	15,535	15,138	15,698	14,509	14,629	13,082	12,688	14,055	14,517	14,072	15,372	15,261	16,255	16,195	16,597	17,175	16,459	17,207	16,797	17,345	17,064	17,357	17,464	16,922	16,456	16,238	15,919	15,848	15,032	13,259	13,548	13,895	13,336	12,773	12,197	11,863	11,069	12,897	13,984	14,383	13,808	13,684	13,226	12,879	13,284	13,445	12,681	13,389	13,037	12,936	12,688	11,790	12,368	12,232	13,306	13,230	13,500	13,187	13,428	13,760	13,511	13,781	14,464	13,717	13,424	13,321	13,076	12,824	12,766	12,326	12,287	11,892	11,647	11,365	11,195	10,809	10,550	10,817		10,966	10,840	10,771	10,286	10,417	10,588	10,311	9,549	9,667	10,334		10,553	10,768	10,000
C000167041
Account Value [Line Items]
Line Graph and Table Measure Name	EFAX
Account Value	$ 20,681	20,286	19,495	19,825	19,411	18,541	17,620	17,752	17,408	16,517	16,868	16,943	17,904		17,748	17,138	16,621	16,854	16,193	16,683	16,202	15,860	15,722	14,913	13,582	14,187	14,765	15,380	14,921	14,326	14,904	14,499	14,111	14,419	13,299	13,277	11,971	11,384	12,579	13,281	12,609	13,840	13,818	14,779	14,745	15,078	15,997	15,239	15,972	15,599	16,118	15,816	15,691	15,922	15,360	14,875	14,519	14,264	14,446	13,823	12,036	12,514	12,796	12,172	11,867	11,477	10,990	10,281	11,813	12,947	13,190	12,782	12,638	12,170	11,851	12,109	12,239	11,573	12,152	11,780	11,714	11,421	10,736	11,322	11,284	12,267	12,216	12,415	12,099	12,268	12,567	12,324	12,590	13,169	12,538	12,381	12,254	12,089	11,813	11,853	11,556	11,563	11,164	10,857	10,550	10,362	10,057	9,742	9,976	$ 10,000
C000141272
Account Value [Line Items]
Line Graph and Table Measure Name	QEFA
Account Value	$ 21,762	21,485	20,632	21,028	20,722	20,016	19,071	18,970	18,528	17,724	18,167	18,332	19,348		19,284	18,566	17,929	18,193	17,552	17,932	17,488	17,317	17,253	16,421	15,152	15,702	16,187	16,733	16,229	15,626	16,309	15,836	15,350	15,737	14,712	14,635	13,235	12,720	13,929	14,665	13,991	15,231	15,247	16,197	16,061	16,242	17,098	16,291	16,942	16,581	17,149	16,819	16,571	16,673	16,042	15,620	15,210	15,041	15,216	14,607	12,818	13,310	13,610	12,981	12,777	12,471	12,074	11,445	12,856	14,064	14,233	13,833	13,702	13,220	12,923	13,112	13,271	12,573	13,033	12,814	12,675	12,352	11,679	12,162	12,092	13,038	12,954	13,121	12,790	12,933	13,147	12,884	13,017	13,553	13,012	12,847	12,691	12,543	12,319	12,282	12,018	12,090	11,572	11,282	10,995	10,799	10,504	10,199	10,462		10,821	10,693	10,804	10,374	10,593	10,683	10,410	9,812	9,875	10,471		10,526	10,710	10,000
C000167042
Account Value [Line Items]
Line Graph and Table Measure Name	EEMX
Account Value	$ 18,167	16,926	16,661	16,314	15,393	14,757	14,555	14,537	14,342	14,125	14,120	14,673	15,261		14,208	13,996	13,963	13,419	13,339	13,279	12,978	12,371	13,084	12,631	11,697	12,151	12,492	13,324	12,557	12,126	12,323	12,538	12,140	12,990	11,980	12,140	10,570	10,926	12,395	12,375	12,447	13,291	13,276	14,057	14,238	14,637	14,863	14,610	15,205	15,021	15,694	15,319	16,421	16,245	16,131	15,739	16,021	15,943	15,413	14,387	13,300	12,949	13,123	12,842	11,760	10,924	10,910	10,067	11,776	12,245	12,834	11,970	11,964	11,501	11,335	11,908	12,033	11,332	12,225	11,955	11,867	11,857	10,929	11,233	10,768	11,811	11,926	12,292	12,041	12,520	13,023	13,063	13,365	14,018	12,993	12,539	12,496	12,102	12,154	11,919	11,243	11,110	10,744	10,523	10,262	9,928	9,391	9,424	9,868	10,000
C000141273
Account Value [Line Items]
Line Graph and Table Measure Name	QEMM
Account Value	$ 19,086	18,462	18,222	18,101	17,259	16,662	16,385	16,254	16,496	16,342	16,343	16,748	17,536		16,662	16,404	16,203	15,761	15,575	15,592	15,578	14,928	15,415	14,841	13,804	14,230	14,390	15,063	14,416	14,058	14,359	14,335	13,986	14,641	13,807	14,077	12,600	12,816	14,071	14,165	14,091	15,130	15,169	15,999	16,177	16,399	16,717	16,125	16,491	16,500	16,871	16,327	17,062	17,063	16,638	16,355	16,165	16,002	15,763	14,735	13,492	13,388	13,585	13,422	12,547	11,962	11,988	11,006	12,795	13,517	14,270	13,487	13,697	13,232	12,949	13,473	13,580	12,915	13,742	13,473	13,415	13,413	12,494	12,776	12,301	13,301	13,384	13,646	13,317	13,884	14,319	14,387	14,577	15,168	14,217	13,672	13,617	13,270	13,401	13,154	12,618	12,525	12,219	12,015	11,727	11,375	10,924	10,945	11,461		11,500	11,336	11,116	10,680	10,294	10,673	10,571	9,450	9,479	9,987		10,187	10,656	10,000
C000141274
Account Value [Line Items]
Line Graph and Table Measure Name	QWLD
Account Value	$ 30,179	29,628	28,722	28,882	28,197	27,287	27,112	27,684	27,326	26,279	27,332	26,434	27,142		26,978	26,040	25,366	25,111	24,114	24,982	24,206	23,480	23,059	22,101	20,507	20,979	21,732	22,130	21,503	20,485	20,845	20,367	19,663	20,219	19,237	19,830	18,457	17,281	18,858	19,636	18,552	19,996	19,927	21,315	20,645	21,154	22,211	21,129	21,579	20,632	21,586	21,095	20,644	20,439	19,947	19,231	18,399	18,028	18,311	17,710	15,861	16,355	16,844	16,017	15,480	15,296	14,686	13,464	15,226	16,603	16,622	16,174	15,829	15,447	15,134	15,292	15,191	14,334	15,036	14,624	14,381	13,920	13,022	13,988	13,794	14,713	14,610	14,387	13,919	13,921	13,836	13,762	13,972	14,538	13,918	13,760	13,416	13,145	12,919	12,859	12,604	12,629	12,327	12,170	12,061	11,683	11,456	11,181	11,117		11,378	11,330	11,423	11,017	10,968	10,946	10,839	10,196	10,143	10,575		10,669	10,742	10,000
C000038337
Account Value [Line Items]
Line Graph and Table Measure Name	SPDW
Account Value	$ 22,542	22,005	21,103	21,266	20,621	19,628	18,742	18,831	18,574	17,728	18,244	18,219	19,222		18,988	18,480	17,886	18,139	17,504	17,963	17,370	17,057	17,090	16,187	14,761	15,467	16,029	16,685	16,109	15,405	16,010	15,625	15,310	15,708	14,498	14,582	13,173	12,505	13,897	14,540	13,819	15,366	15,251	16,338	16,174	16,396	17,276	16,483	17,338	16,913	17,417	17,127	17,090	17,302	16,730	16,210	15,828	15,442	15,539	14,779	12,810	13,286	13,597	12,876	12,524	12,109	11,592	10,793	12,565	13,790	14,095	13,622	13,446	13,006	12,624	12,957	13,125	12,403	13,035	12,700	12,655	12,378	11,531	12,163	12,146	13,260	13,159	13,371	13,100	13,280	13,524	13,215	13,430	14,076	13,444	13,206	13,075	12,839	12,523	12,548	12,186	12,162	11,758	11,501	11,212	11,061	10,710	10,404	10,588		10,812	10,668	10,660	10,154	10,446	10,561	10,242	9,559	9,679	10,410		10,586	10,744	10,000
C000038347
Account Value [Line Items]
Line Graph and Table Measure Name	SPEM
Account Value	$ 22,779	21,561	21,077	20,743	19,807	19,021	18,894	18,786	18,651	18,600	18,566	19,090	19,779		18,352	18,015	17,903	17,421	17,211	16,948	16,690	16,009	16,619	16,071	15,011	15,548	15,851	16,729	15,802	15,134	15,477	15,575	15,198	16,112	15,070	15,259	13,492	13,953	15,497	15,341	15,447	16,259	16,197	17,157	17,453	18,200	18,321	18,001	18,666	18,482	19,042	18,477	19,681	19,413	19,124	18,601	18,832	18,571	18,072	17,030	15,646	15,354	15,700	15,311	14,155	13,158	13,028	11,916	14,269	14,940	15,702	14,721	14,700	14,143	13,950	14,595	14,707	13,927	14,818	14,503	14,302	14,267	13,201	13,548	12,938	13,978	14,122	14,627	14,216	14,762	15,270	15,414	15,868	16,514	15,181	14,613	14,587	14,245	14,353	13,914	13,125	12,996	12,783	12,544	12,293	11,887	11,292	11,265	11,844		11,738	11,605	11,321	10,806	10,377	10,752	10,632	9,454	9,445	10,158		10,387	10,739	10,000
C000017549
Account Value [Line Items]
Line Graph and Table Measure Name	SPEU
Account Value	$ 21,590	21,208	20,562	20,874	20,405	19,454	18,575	18,569	17,970	16,860	17,261	17,554	18,674		18,576	17,896	17,461	17,915	17,027	17,338	16,705	16,474	16,545	15,699	14,251	14,822	15,459	16,126	15,613	14,908	15,809	15,182	14,901	14,972	13,792	13,755	12,363	11,521	12,681	13,555	12,886	14,389	14,288	15,188	15,171	15,654	16,524	15,533	16,396	15,699	16,528	16,240	15,895	16,181	15,512	14,800	14,376	14,021	14,216	13,522	11,549	12,219	12,633	12,104	11,595	11,161	10,628	9,977	11,746	12,935	13,263	12,735	12,519	12,107	11,860	12,116	12,387	11,595	12,122	11,769	11,547	11,094	10,524	11,067	11,101	11,830	11,746	12,228	11,734	11,736	12,183	11,840	11,976	12,882	12,284	12,111	12,057	12,033	11,596	11,640	11,409	11,577	10,988	10,680	10,249	10,076	9,936	9,394	9,622		9,958	9,933	9,984	9,693	10,019	10,037	9,702	9,237	9,493	10,172		10,483	10,698	10,000
C000110424
Account Value [Line Items]
Line Graph and Table Measure Name	SPGM
Account Value	$ 31,563	30,387	29,517	29,059	27,766	26,203	26,028	27,093	27,298	26,444	27,148	26,115	26,722		26,155	25,560	25,080	24,597	23,635	24,397	23,693	22,757	22,668	21,539	19,747	20,428	21,317	21,982	21,170	19,995	20,243	19,959	19,460	20,044	18,681	19,426	18,069	16,958	18,751	19,393	18,156	19,858	19,836	21,510	21,029	21,615	22,654	21,737	22,298	21,209	22,107	21,567	21,447	21,241	20,877	20,042	19,458	18,885	18,880	18,012	16,009	16,405	16,938	15,878	15,094	14,592	14,039	12,675	14,691	15,984	16,248	15,690	15,284	14,898	14,570	14,953	14,902	14,005	14,915	14,418	14,239	13,871	12,864	13,864	13,664	14,789	14,696	14,551	14,090	14,198	14,189	14,029	14,333	14,989	14,227	13,994	13,690	13,423	13,107	13,097	12,751	12,663	12,418	12,230	12,106	11,777	11,478	11,279	11,125		11,320	11,255	11,193	10,732	10,808	10,787	10,609	9,894	9,926	10,547		10,751	10,808	10,000
C000038346
Account Value [Line Items]
Line Graph and Table Measure Name	GXC
Account Value	$ 19,129	17,670	16,655	15,849	15,192	14,767	15,408	15,164	13,767	13,722	13,478	14,011	14,773		11,942	11,939	12,077	12,407	12,150	11,467	11,425	10,519	11,825	12,073	11,750	12,252	12,561	13,759	12,534	12,100	13,191	13,837	13,340	14,753	13,232	12,747	10,011	11,771	13,663	13,641	15,051	14,114	13,883	14,598	15,921	16,567	16,979	17,416	18,390	17,998	18,818	18,743	21,579	21,289	21,383	21,029	22,443	22,684	21,173	20,559	19,845	18,953	19,555	18,576	16,970	15,596	15,570	14,666	15,726	15,361	16,379	15,161	14,939	14,370	14,394	15,026	15,176	14,089	16,086	15,729	15,391	14,876	13,487	14,356	13,384	15,084	15,311	15,929	16,312	17,230	16,929	16,900	17,462	18,635	16,584	16,213	16,062	15,493	15,290	14,724	13,585	13,295	12,694	12,423	12,197	11,748	11,026	11,470	11,560		11,781	11,517	10,718	10,396	10,273	10,380	10,390	9,333	9,499	10,957		11,095	11,235	10,000
C000038345
Account Value [Line Items]
Line Graph and Table Measure Name	GMF
Account Value	$ 24,261	22,788	22,419	21,919	20,904	19,903	19,979	19,878	19,861	20,079	19,948	20,545	21,152		19,405	19,092	19,074	18,440	17,943	17,598	17,361	16,486	17,160	16,686	15,726	16,300	16,588	17,478	16,468	15,938	16,198	16,561	16,086	17,126	15,907	16,042	13,699	14,648	16,465	16,337	16,647	17,021	17,018	17,908	18,554	19,201	19,638	19,439	19,965	19,641	20,267	19,666	21,221	20,963	20,935	20,477	21,102	20,775	19,934	18,920	17,720	17,120	17,461	16,901	15,493	14,272	14,287	13,025	14,914	15,134	15,909	15,013	14,878	14,287	14,174	14,702	14,869	14,112	15,263	14,960	14,465	14,190	13,363	13,826	13,089	14,513	14,928	15,106	14,909	15,528	15,550	15,581	15,966	16,810	15,480	15,055	15,027	14,423	14,489	14,143	13,372	13,138	12,759	12,521	12,151	11,662	11,050	11,249	11,641		11,724	11,599	11,146	10,682	10,425	10,458	10,566	9,572	9,662	10,567		10,624	10,840	10,000
C000096745
Account Value [Line Items]
Line Graph and Table Measure Name	EDIV
Account Value	$ 23,224	22,735	22,476	22,369	21,964	21,081	20,618	20,521	20,311	20,369	20,141	20,648	21,626		20,679	19,895	19,966	19,383	18,856	18,604	18,361	17,842	17,996	17,208	15,918	16,478	16,301	16,887	15,301	14,440	14,203	13,957	13,312	13,600	12,766	12,781	11,524	11,832	13,030	13,203	13,250	14,096	14,333	14,878	14,829	15,511	15,096	14,494	14,879	14,951	15,120	14,453	14,848	15,102	14,856	14,614	14,087	13,501	13,616	12,912	11,672	11,776	12,055	12,191	11,831	11,514	11,617	10,526	12,965	13,940	14,984	14,221	14,394	13,970	13,788	14,704	14,886	14,108	14,448	14,278	14,349	14,542	13,452	13,607	12,892	13,819	13,575	14,186	13,520	14,383	15,034	15,295	15,515	15,511	14,378	13,371	13,141	13,129	13,465	13,220	12,713	12,550	12,463	12,331	12,259	11,890	11,235	10,937	11,692		11,470	11,410	11,645	10,951	10,157	10,893	10,805	9,466	9,223	9,624		10,060	10,619	10,000
C000253543
Account Value [Line Items]
Line Graph and Table Measure Name	XCNY
Account Value	$ 11,083	10,633	10,569	10,577	10,098	9,643	9,343	9,307	9,665	9,698	9,771	10,000	10,369	$ 10,000
C000060582
Account Value [Line Items]
Line Graph and Table Measure Name	EWX
Account Value	$ 23,895	23,698	22,458	22,063	21,132	19,894	19,934	20,240	20,136	20,705	21,019	21,229	21,748		20,369	20,040	20,018	19,662	19,559	19,111	19,225	18,580	19,231	18,747	17,394	18,031	18,266	18,625	17,653	16,993	17,005	16,852	16,853	17,299	16,356	16,356	14,849	14,963	16,534	16,123	15,857	17,278	17,423	18,497	18,147	18,494	19,137	18,543	18,829	18,781	19,321	19,038	19,418	18,710	18,559	17,439	17,259	16,256	16,381	15,408	13,694	13,760	14,128	13,698	12,730	11,659	11,465	10,117	12,836	13,599	14,187	13,446	13,548	13,137	13,053	13,614	13,503	12,926	13,513	13,394	13,302	13,083	12,257	12,597	12,058	13,146	13,704	14,073	13,929	14,758	14,911	15,039	15,309	15,863	15,036	14,510	14,451	14,059	14,103	13,735	13,233	13,031	13,046	12,875	12,587	11,982	11,393	11,416	11,943		11,867	11,748	11,478	10,924	10,532	10,954	10,817	9,838	9,620	10,485		10,493	10,757	10,000
C000126352
Account Value [Line Items]
Line Graph and Table Measure Name	WDIV
Account Value	$ 19,626	19,550	18,879	18,788	18,198	17,629	17,078	16,706	16,303	16,233	17,065	16,851	17,283		16,822	16,084	15,152	15,335	14,794	15,061	14,689	14,804	15,113	14,178	13,027	13,500	14,077	14,519	13,971	13,522	14,330	14,072	14,109	14,665	13,931	13,909	12,804	12,515	13,841	14,362	14,209	15,163	14,765	15,390	15,064	15,160	15,031	14,291	14,880	14,671	14,975	14,912	15,004	15,320	14,785	14,358	13,657	13,167	13,149	12,668	11,030	11,253	11,755	11,129	11,014	10,751	10,774	9,967	13,043	14,329	14,572	13,980	13,983	13,593	12,936	13,286	13,464	12,739	13,332	13,053	13,064	12,899	12,100	12,693	12,379	13,072	13,039	13,263	12,883	12,829	13,108	12,895	12,933	13,653	13,275	12,958	12,565	12,541	12,420	12,436	12,148	12,139	11,894	11,684	11,595	11,377	11,173	10,808	10,993		11,316	11,133	11,352	10,821	10,641	10,898	10,618	9,638	9,624	9,850		10,220	10,540	10,000
C000038340
Account Value [Line Items]
Line Graph and Table Measure Name	GII
Account Value	$ 21,989	21,669	21,252	21,230	20,841	19,983	19,279	18,891	18,863	18,447	19,327	18,699	18,950		18,264	17,455	16,729	17,240	16,235	16,330	15,623	15,624	16,137	15,497	14,135	14,579	15,297	16,046	15,733	15,294	16,201	15,792	15,432	15,966	15,208	15,561	14,407	13,723	15,563	15,802	15,204	16,484	15,912	16,458	15,554	15,181	15,342	14,406	15,221	14,698	14,897	14,637	14,502	14,772	14,694	14,199	13,609	13,510	13,805	13,411	11,887	12,020	12,397	12,198	11,847	12,015	11,417	10,441	13,544	14,965	14,734	14,144	14,260	14,052	13,760	13,705	13,987	13,289	13,482	13,328	13,015	12,714	11,699	12,083	11,862	12,353	12,479	12,787	12,567	12,341	12,579	12,281	12,276	13,152	13,005	13,132	12,905	12,791	13,030	12,823	12,416	12,440	11,947	11,751	11,371	11,041	10,895	10,606	11,057		11,385	11,189	11,394	11,089	10,776	10,835	10,594	9,775	9,680	9,758		10,025	10,475	10,000
C000092104
Account Value [Line Items]
Line Graph and Table Measure Name	GNR
Account Value	$ 25,417	24,937	23,411	23,249	22,467	21,825	22,512	22,176	22,220	21,054	22,637	22,789	23,851		23,356	23,334	23,024	24,071	23,423	23,448	21,668	21,754	22,976	22,149	21,119	22,210	22,295	23,074	21,439	20,159	22,251	22,297	22,553	23,881	22,217	22,935	20,898	18,964	20,737	20,616	19,918	23,633	22,573	23,623	21,987	21,020	20,251	18,916	19,810	18,902	19,106	19,393	19,469	19,933	18,928	18,188	17,806	16,349	16,299	15,215	12,950	13,397	14,111	13,583	13,135	12,896	12,445	10,948	13,348	15,030	16,274	15,382	15,137	14,880	14,461	15,454	15,855	14,476	15,696	15,689	15,540	15,314	13,985	14,741	15,290	16,815	16,260	16,805	16,640	16,827	16,586	15,815	16,070	16,940	16,105	15,248	15,177	14,858	14,413	14,234	13,445	13,449	13,490	13,559	13,585	13,779	13,191	12,824	12,395		12,387	12,127	12,217	11,703	11,464	12,166	10,954	9,989	9,326	10,044		10,583	10,983	10,000
C000057694
Account Value [Line Items]
Line Graph and Table Measure Name	DWX
Account Value	$ 19,563	19,522	18,766	19,102	18,685	18,304	17,060	16,403	15,928	15,569	16,226	16,127	16,998		16,700	15,908	14,979	15,134	14,715	15,075	14,758	15,072	15,177	14,577	13,633	13,939	14,368	14,860	14,346	13,969	14,570	14,044	13,795	14,089	13,253	13,079	12,008	11,755	13,161	13,828	13,594	14,720	14,672	15,277	15,122	15,206	15,187	14,482	15,018	14,690	15,367	15,248	15,025	15,229	14,774	14,346	13,679	13,660	13,772	13,379	12,086	12,534	12,887	12,459	12,173	11,816	11,709	11,105	13,284	14,446	14,453	14,128	14,191	13,810	13,493	13,619	13,838	13,165	13,401	13,144	13,016	12,749	12,023	12,432	12,131	12,893	12,951	13,233	12,925	12,957	13,298	13,181	13,321	13,978	13,539	13,369	13,112	13,087	13,091	12,982	12,562	12,599	12,227	12,059	11,812	11,685	11,431	11,033	11,245		11,298	11,071	11,170	10,636	10,639	10,974	10,548	9,498	9,566	10,058		10,299	10,651	10,000
C000038338
Account Value [Line Items]
Line Graph and Table Measure Name	GWX
Account Value	$ 20,174	19,632	18,669	18,497	17,591	16,615	15,699	15,709	15,745	15,355	15,723	15,756	16,668		16,265	16,116	15,408	15,700	15,143	15,555	15,030	14,929	15,297	14,297	13,074	13,899	14,599	15,084	14,426	14,021	14,487	14,461	14,385	14,842	13,771	13,688	12,403	12,039	13,749	14,132	13,247	14,929	14,946	16,103	15,983	15,808	17,149	16,451	17,484	17,288	17,706	17,301	17,303	17,398	17,083	16,485	16,056	15,572	15,702	14,679	12,933	13,307	13,355	12,481	11,998	11,799	11,054	9,934	11,813	13,250	13,868	13,246	13,051	12,470	12,182	12,586	12,728	12,253	12,938	12,693	12,818	12,544	11,699	12,601	12,511	14,056	14,080	14,035	14,071	14,553	14,559	14,307	14,555	15,144	14,473	14,070	13,772	13,512	13,277	13,258	12,870	12,751	12,400	12,164	12,013	11,710	11,295	11,049	11,303		11,618	11,317	11,458	10,796	11,048	11,116	10,658	9,774	9,761	10,536		10,522	10,566	10,000
C000163789
Account Value [Line Items]
Line Graph and Table Measure Name	NANR
Account Value	$ 33,006	31,743	29,328	28,897	27,397	26,531	28,095	27,332	27,049	25,874	28,816	27,828	28,283		28,227	28,123	27,218	28,385	27,616	27,009	24,094	23,865	25,324	24,702	24,289	25,911	26,203	27,064	25,178	23,636	26,533	25,836	25,483	27,855	26,088	27,296	25,812	22,632	24,288	23,966	23,308	27,803	26,284	27,211	24,586	22,185	20,649	19,595	20,277	18,413	17,986	18,656	19,248	19,889	18,462	17,611	16,879	15,195	15,181	14,558	12,551	12,819	13,924	13,661	13,085	12,659	12,614	9,742	12,569	13,924	15,009	13,828	13,656	13,797	13,785	14,109	14,337	12,842	14,041	14,206	13,979	13,819	12,663	13,484	13,469	14,756	14,490	15,519	15,679	15,477	15,053	14,369	14,315	15,679	15,173	14,321	14,190	14,234	13,798	13,811	13,104	13,318	13,673	13,945	14,024	14,590	14,061	13,985	13,417		13,721	13,484	14,117	13,720	13,032	13,700	11,669	10,653	9,544	10,024	$ 10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 20,331	19,624	18,966	19,020	18,396	17,590	16,977	17,016	16,783	16,133	16,453	16,603	17,459		17,002	16,531	16,157	16,172	15,716	16,003	15,518	15,135	15,287	14,556	13,354	13,928	14,383	15,063	14,474	13,853	14,375	14,130	13,793	14,295	13,222	13,322	11,915	11,570	12,854	13,281	12,842	14,051	13,950	14,885	14,861	15,162	15,742	15,117	15,830	15,461	15,972	15,674	15,937	16,041	15,554	15,109	14,921	14,631	14,599	13,851	12,209	12,477	12,791	12,266	11,743	11,235	10,879	10,113	11,825	12,840	13,194	12,646	12,536	12,113	11,809	12,186	12,335	11,634	12,294	11,978	11,907	11,679	10,858	11,373	11,266	12,264	12,208	12,469	12,178	12,411	12,705	12,505	12,729	13,359	12,655	12,378	12,278	12,051	11,832	11,770	11,352	11,317	10,961	10,731	10,466	10,302	9,949	9,701	9,931	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 20,331	19,624	18,966	19,020	18,396	17,590	16,977	17,016	16,783	16,133	16,453	16,603	17,459		17,002	16,531	16,157	16,172	15,716	16,003	15,518	15,135	15,287	14,556	13,354	13,928	14,383	15,063	14,474	13,853	14,375	14,130	13,793	14,295	13,222	13,322	11,915	11,570	12,854	13,281	12,842	14,051	13,950	14,885	14,861	15,162	15,742	15,117	15,830	15,461	15,972	15,674	15,937	16,041	15,554	15,109	14,921	14,631	14,599	13,851	12,209	12,477	12,791	12,266	11,743	11,235	10,879	10,113	11,825	12,840	13,194	12,646	12,536	12,113	11,809	12,186	12,335	11,634	12,294	11,978	11,907	11,679	10,858	11,373	11,266	12,264	12,208	12,469	12,178	12,411	12,705	12,505	12,729	13,359	12,655	12,378	12,278	12,051	11,832	11,770	11,352	11,317	10,961	10,731	10,466	10,302	9,949	9,701	9,931	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 12,245	11,813	11,417	11,450	11,074	10,589	10,220	10,243	10,103	9,712	9,904	9,995	10,510	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 30,037	29,037	28,268	27,896	26,687	25,227	24,993	26,002	26,233	25,401	26,103	25,123	25,719		25,140	24,567	24,071	23,634	22,714	23,512	22,791	21,877	21,827	20,740	18,985	19,639	20,502	21,108	20,331	19,210	19,445	19,200	18,740	19,275	17,953	18,670	17,350	16,344	18,090	18,756	17,505	19,158	19,147	20,799	20,383	20,860	22,002	21,162	21,746	20,737	21,598	21,076	20,970	20,720	20,416	19,566	19,072	18,578	18,611	17,729	15,737	16,085	16,600	15,652	14,879	14,418	13,784	12,417	14,504	15,797	16,009	15,461	15,085	14,681	14,379	14,751	14,707	13,818	14,698	14,228	14,082	13,701	12,670	13,658	13,468	14,611	14,588	14,455	14,065	14,150	14,095	13,964	14,230	14,850	14,090	13,864	13,597	13,328	13,048	13,002	12,655	12,581	12,335	12,139	11,997	11,676	11,368	11,128	11,008		11,225	11,144	11,107	10,633	10,710	10,688	10,522	9,782	9,833	10,491		10,690	10,757	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Account Value	$ 22,046	21,279	20,566	20,625	19,948	19,074	18,409	18,451	18,199	17,494	17,840	18,003	18,932		18,436	17,925	17,520	17,536	17,042	17,353	16,827	16,412	16,577	15,784	14,480	15,103	15,596	16,334	15,695	15,021	15,588	15,322	14,956	15,500	14,338	14,446	12,920	12,546	13,939	14,402	13,925	15,236	15,127	16,141	16,115	16,441	17,070	16,392	17,165	16,765	17,319	16,996	17,281	17,394	16,866	16,384	16,179	15,865	15,831	15,019	13,238	13,529	13,870	13,301	12,733	12,183	11,797	10,966	12,822	13,923	14,307	13,713	13,593	13,135	12,805	13,214	13,375	12,616	13,331	12,988	12,911	12,664	11,774	12,332	12,217	13,298	13,238	13,521	13,205	13,458	13,776	13,560	13,803	14,486	13,722	13,422	13,314	13,068	12,830	12,763	12,309	12,271	11,886	11,637	11,349	11,171	10,789	10,519	10,769		10,926	10,793	10,725	10,219	10,378	10,556	10,286	9,512	9,622	10,324		10,523	10,744	10,000
SPDR ETFs Index: MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 28,990	28,025	27,283	26,924	25,757	24,348	24,122	25,096	25,318	24,516	25,193	24,248	24,823		24,264	23,711	23,233	22,810	21,922	22,692	21,997	21,114	21,067	20,017	18,323	18,955	19,788	20,373	19,622	18,541	18,767	18,531	18,087	18,604	17,327	18,019	16,745	15,774	17,460	18,102	16,895	18,491	18,480	20,074	19,673	20,133	21,235	20,424	20,988	20,014	20,845	20,342	20,240	19,998	19,704	18,885	18,407	17,930	17,962	17,112	15,189	15,525	16,021	15,107	14,361	13,916	13,304	11,984	13,999	15,247	15,451	14,922	14,559	14,169	13,878	14,237	14,194	13,337	14,186	13,732	13,591	13,224	12,228	13,182	12,999	14,102	14,079	13,951	13,575	13,657	13,603	13,478	13,734	14,333	13,599	13,381	13,123	12,863	12,593	12,549	12,214	12,142	11,905	11,716	11,579	11,269	10,972	10,740	10,625		10,834	10,756	10,720	10,263	10,337	10,316	10,155	9,441	9,491	10,125	10,000
SPDR ETFs Index: Dow Jones Global Select Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select Real Estate Securities Index
Account Value	$ 13,965	13,841	13,238	13,380	13,379	13,101	13,100	13,439	13,059	12,821	13,773	13,400	14,081		13,714	12,900	12,180	12,081	11,673	12,470	12,132	12,155	12,672	11,575	10,449	10,950	11,708	12,105	11,677	11,306	11,775	11,588	11,946	12,520	11,449	11,840	11,121	10,732	12,262	13,102	12,107	13,284	13,989	14,766	14,023	14,402	15,327	14,314	14,550	13,740	14,555	14,361	13,761	13,609	13,369	12,519	12,122	11,692	11,771	11,304	9,995	10,327	10,655	10,443	10,140	9,993	9,963	9,312	12,129	13,265	13,214	13,195	13,334	13,051	12,735	12,506	12,445	12,241	12,300	12,400	12,064	12,072	10,912	11,613	11,230	11,622	11,907	11,754	11,664	11,446	11,280	11,073	10,793	11,566	11,670	11,520	11,175	11,258	11,289	11,375	11,175	11,106	11,027	10,958	11,158	10,860	10,858	10,466	10,692		11,355	11,527	11,881	11,390	10,981	10,947	11,018	10,057	10,042	10,469		10,395	10,608	10,000
SPDR ETFs Index: Dow Jones Global ex-U.S. Select Real Estate Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Account Value	$ 11,663	11,572	11,085	11,285	10,967	10,713	9,945	9,793	9,750	9,390	9,961	10,157	11,166		10,824	10,169	9,575	9,910	9,857	10,269	9,729	10,226	10,674	9,809	8,841	9,264	9,724	10,071	9,529	9,575	10,250	9,875	10,222	10,610	10,026	9,855	9,114	8,959	10,236	10,971	10,282	11,547	11,653	12,465	12,119	12,213	12,872	12,420	12,866	12,610	13,343	13,246	12,879	12,947	12,532	11,989	11,819	11,664	11,819	11,181	9,775	10,189	10,480	10,057	9,807	9,709	9,551	9,016	11,904	13,036	12,985	12,754	12,820	12,358	12,071	11,926	12,041	11,771	11,835	12,027	11,689	11,850	10,805	11,034	10,869	11,378	11,573	11,680	11,549	11,674	11,878	11,592	11,460	12,179	11,762	11,371	11,017	11,033	11,127	11,191	10,846	11,051	10,749	10,530	10,505	10,341	10,179	9,939	10,273		10,942	10,975	11,218	10,760	10,784	10,997	10,699	9,869	9,684	10,104		10,224	10,644	10,000
SPDR ETFs Index: EURO STOXX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	EURO STOXX 50 Index
Account Value	$ 24,028	23,150	22,493	22,969	22,466	21,412	20,588	20,614	19,918	18,353	18,364	18,946	20,149		19,804	19,019	18,897	19,480	18,788	19,451	18,681	17,852	17,637	16,879	15,135	15,572	16,422	17,348	16,872	15,801	16,733	16,201	15,511	15,589	13,941	14,049	12,293	11,170	12,141	12,973	12,380	13,903	13,573	14,620	14,826	15,729	16,412	15,353	16,499	15,714	16,570	16,219	16,104	16,490	15,871	15,218	14,568	13,947	14,316	13,753	11,341	12,317	12,861	12,324	11,897	11,074	10,411	9,902	11,831	13,039	13,569	13,170	12,964	12,532	12,143	12,410	12,705	11,728	12,485	11,876	11,828	11,415	10,779	11,271	11,359	12,370	12,357	12,906	12,391	12,413	13,180	12,680	12,855	13,764	12,870	13,007	13,070	12,969	12,404	12,390	11,951	12,144	11,646	11,218	10,549	10,429	10,357	9,653	9,974		10,038	10,008	9,935	9,443	10,087	10,130	9,948	9,292	9,561	10,284		10,722	10,920	10,000
SPDR ETFs Index: MSCI ACWI Climate Paris Aligned Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Climate Paris Aligned Index
Account Value	$ 29,808	28,680	28,023	27,693	26,539	25,120	24,751	25,899	26,164	25,514	26,145	25,299	25,982		25,284	24,496	23,981	23,447	22,439	23,305	22,764	21,837	21,804	20,680	18,759	19,404	20,420	21,017	20,383	19,330	19,463	19,186	18,566	19,123	17,812	18,581	17,274	16,329	18,055	18,913	17,589	19,090	19,229	20,960	20,514	21,051	22,190	21,336	21,853	20,791	21,707	21,175	21,026	20,780	20,446	19,574	19,057	18,648	18,763	17,941	15,969	16,358	16,903	15,912	15,099	14,634	14,019	12,659	14,625	15,900	16,046	15,488	15,126	14,707	14,396	14,733	14,663	13,741	14,606	14,114	13,928	13,573	12,566	13,508	13,318	14,397	14,352	14,247	13,823	13,918	13,915	13,793	14,095	14,702	13,928	13,712	13,455	13,195	12,976	12,957	12,616	12,553	12,283	12,086	11,934	11,596	11,270	11,053	10,973		11,186	11,121	11,070	10,590	10,686	10,642	10,508	9,790	9,865	10,506		10,696	10,785	10,000
SPDR ETFs Index: MSCI EAFE ex Fossil Fuels Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ex Fossil Fuels Index
Account Value	$ 20,665	20,271	19,474	19,804	19,387	18,525	17,613	17,754	17,406	16,509	16,871	16,943	17,906		17,748	17,134	16,614	16,850	16,190	16,709	16,211	15,862	15,720	14,908	13,570	14,177	14,757	15,372	14,911	14,304	14,898	14,496	14,108	14,415	13,289	13,270	11,958	11,365	12,562	13,265	12,588	13,825	13,808	14,779	14,747	15,080	15,999	15,236	15,970	15,598	16,116	15,810	15,686	15,861	15,349	14,869	14,516	14,260	14,441	13,815	12,024	12,504	12,783	12,156	11,853	11,457	10,967	10,261	11,793	12,927	13,168	12,759	12,611	12,142	11,824	12,082	12,211	11,533	12,123	11,752	11,689	11,395	10,708	11,295	11,256	12,239	12,187	12,387	12,073	12,240	12,552	12,336	12,579	13,159	12,526	12,366	12,237	12,071	11,796	11,825	11,530	11,533	11,127	10,818	10,517	10,337	10,038	9,731	9,957	10,000
SPDR ETFs Index: MSCI EAFE Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Factor Mix A-Series Index
Account Value	$ 21,776	21,498	20,643	21,034	20,725	20,023	19,086	18,996	18,548	17,736	18,183	18,344	19,359		19,298	18,574	17,931	18,201	17,565	17,974	17,509	17,334	17,268	16,432	15,156	15,711	16,196	16,740	16,231	15,619	16,314	15,844	15,356	15,738	14,702	14,624	13,217	12,698	13,910	14,652	13,970	15,213	15,232	16,199	16,069	16,244	17,097	16,284	16,933	16,569	17,144	16,809	16,555	16,597	16,027	15,604	15,199	15,036	15,202	14,597	12,808	13,298	13,593	12,958	12,758	12,442	12,039	11,396	12,827	14,034	14,202	13,805	13,670	13,176	12,873	13,071	13,236	12,539	13,020	12,796	12,665	12,338	11,654	12,144	12,075	13,027	12,951	13,109	12,766	12,914	13,132	12,894	13,017	13,553	13,023	12,857	12,695	12,552	12,339	12,287	12,026	12,086	11,565	11,279	10,992	10,802	10,505	10,202	10,456		10,803	10,671	10,768	10,325	10,571	10,664	10,399	9,804	9,873	10,481		10,538	10,720	10,000
SPDR ETFs Index: MSCI Emerging Markets ex Fossil Fuels Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex Fossil Fuels Index
Account Value	$ 18,222	16,965	16,721	16,384	15,447	14,802	14,592	14,553	14,437	14,173	14,171	14,706	15,342		14,308	14,085	14,031	13,476	13,400	13,372	13,020	12,409	13,093	12,616	11,662	12,134	12,499	13,353	12,568	12,130	12,329	12,530	12,153	13,005	12,011	12,150	10,550	10,917	12,405	12,391	12,441	13,281	13,244	14,058	14,324	14,691	15,005	14,764	15,358	15,175	15,890	15,501	16,662	16,668	16,354	15,953	16,245	16,154	15,615	14,567	13,423	13,072	13,246	12,932	11,838	10,996	10,955	10,061	11,779	12,330	12,892	11,980	11,965	11,509	11,319	11,885	12,018	11,298	12,239	11,965	11,877	11,848	10,905	11,179	10,691	11,761	11,894	12,247	12,028	12,560	13,036	13,118	13,361	14,035	12,988	12,550	12,509	12,102	12,179	11,922	11,256	11,117	10,750	10,507	10,243	9,903	9,370	9,384	9,863	$ 10,000
SPDR ETFs Index: MSCI Emerging Markets Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Factor Mix A-Series Index
Account Value	$ 20,010	19,341	19,091	18,986	18,075	17,442	17,136	16,976	17,325	17,127	17,131	17,556	18,446		17,496	17,203	16,982	16,479	16,286	16,335	16,304	15,631	16,162	15,497	14,386	14,840	15,002	15,694	15,010	14,605	14,892	14,852	14,483	15,165	14,318	14,584	13,018	13,250	14,580	14,637	14,543	15,638	15,687	16,550	16,814	16,933	17,288	16,623	17,009	17,023	17,407	16,802	17,537	17,693	17,110	16,807	16,592	16,429	16,193	15,096	13,818	13,687	13,886	13,712	12,788	12,200	12,238	11,215	13,048	13,873	14,551	13,720	13,949	13,469	13,163	13,701	13,805	13,120	13,986	13,707	13,634	13,627	12,698	12,947	12,461	13,483	13,562	13,812	13,471	14,033	14,477	14,557	14,723	15,320	14,355	13,783	13,725	13,363	13,497	13,254	12,706	12,624	12,297	12,094	11,808	11,443	10,997	10,990	11,518		11,551	11,385	11,162	10,704	10,308	10,691	10,598	9,454	9,481	10,016		10,187	10,663	10,000
SPDR ETFs Index: MSCI World Factor Mix A-Series Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Factor Mix A-Series Index
Account Value	$ 29,775	29,232	28,338	28,495	27,816	26,922	26,761	27,333	26,980	25,945	26,992	26,103	26,803		26,642	25,717	25,049	24,795	23,819	24,694	23,921	23,202	22,786	21,838	20,281	20,751	21,498	21,904	21,280	20,273	20,640	20,169	19,471	20,037	19,052	19,659	18,299	17,127	18,700	19,498	18,414	19,859	19,802	21,194	20,542	21,049	22,091	21,011	21,464	20,511	21,474	20,987	20,530	20,288	19,830	19,118	18,291	17,932	18,202	17,608	15,763	16,262	16,737	15,907	15,378	15,191	14,591	13,366	15,145	16,526	16,546	16,102	15,748	15,377	15,065	15,223	15,120	14,255	14,958	14,548	14,310	13,853	12,959	13,920	13,729	14,635	14,533	14,317	13,851	13,848	13,769	13,709	13,907	14,476	13,867	13,723	13,379	13,112	12,894	12,829	12,576	12,600	12,284	12,119	12,012	11,636	11,411	11,143	11,077		11,342	11,295	11,383	10,972	10,943	10,925	10,816	10,167	10,125	10,574		10,680	10,750	10,000
SPDR ETFs Index: S&P Developed ex-U.S. BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. BMI Index
Account Value	$ 22,195	21,667	20,780	20,932	20,281	19,318	18,439	18,528	18,291	17,471	17,974	17,959	18,951		18,727	18,223	17,632	17,889	17,282	17,786	17,183	16,865	16,921	15,998	14,579	15,288	15,859	16,509	15,935	15,260	15,866	15,500	15,187	15,593	14,404	14,476	13,087	12,427	13,828	14,465	13,736	15,258	15,165	16,269	16,110	16,331	17,253	16,454	17,312	16,894	17,424	17,126	17,060	17,206	16,699	16,169	15,815	15,431	15,561	14,756	12,804	13,279	13,587	12,883	12,507	12,096	11,551	10,722	12,525	13,762	14,072	13,579	13,408	12,957	12,593	12,920	13,094	12,380	13,028	12,697	12,663	12,378	11,525	12,164	12,146	13,290	13,207	13,402	13,150	13,353	13,594	13,309	13,501	14,160	13,531	13,275	13,126	12,899	12,582	12,584	12,215	12,193	11,772	11,514	11,232	11,076	10,729	10,418	10,611		10,851	10,697	10,692	10,174	10,479	10,590	10,272	9,579	9,699	10,421		10,577	10,730	10,000
SPDR ETFs Index: S&P Emerging BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging BMI Index
Account Value	$ 22,680	21,504	20,989	20,666	19,732	18,900	18,742	18,625	18,635	18,581	18,549	19,080	19,831		18,415	18,058	17,970	17,459	17,262	16,987	16,741	16,072	16,649	16,068	14,992	15,545	15,844	16,698	15,742	15,101	15,420	15,501	15,178	16,075	15,073	15,238	13,456	13,951	15,545	15,326	15,403	16,260	16,259	17,191	17,596	18,222	18,397	18,110	18,773	18,591	19,194	18,652	19,851	19,765	19,273	18,728	19,027	18,746	18,225	17,182	15,786	15,472	15,822	15,408	14,219	13,223	13,061	11,924	14,364	15,142	15,823	14,826	14,807	14,246	14,056	14,722	14,821	14,047	14,936	14,626	14,378	14,274	13,246	13,612	13,013	14,085	14,283	14,808	14,418	15,011	15,460	15,591	15,998	16,686	15,367	14,802	14,763	14,389	14,472	14,049	13,245	13,120	12,907	12,624	12,362	11,949	11,366	11,341	11,907		11,802	11,670	11,373	10,856	10,453	10,803	10,693	9,507	9,478	10,244		10,437	10,758	10,000
SPDR ETFs Index: STOXX Europe Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	STOXX Europe Total Market Index
Account Value	$ 21,377	20,998	20,358	20,667	20,201	19,280	18,421	18,425	17,828	16,722	17,123	17,415	18,529		18,432	17,762	17,331	17,788	16,919	17,243	16,616	16,383	16,452	15,608	14,163	14,736	15,374	16,037	15,526	14,834	15,755	15,137	14,860	14,931	13,750	13,716	12,322	11,478	12,642	13,520	12,848	14,353	14,264	15,173	15,164	15,649	16,523	15,527	16,393	15,698	16,533	16,243	15,897	16,165	15,516	14,807	14,384	14,023	14,218	13,523	11,538	12,233	12,652	12,118	11,609	11,174	10,638	9,986	11,768	12,966	13,310	12,777	12,556	12,140	11,874	12,129	12,397	11,598	12,158	11,807	11,586	11,126	10,550	11,097	11,130	11,862	11,773	12,269	11,768	11,771	12,231	11,891	12,035	12,946	12,343	12,166	12,112	12,084	11,643	11,648	11,412	11,578	11,000	10,695	10,266	10,089	9,946	9,399	9,627		9,963	9,937	9,983	9,689	10,013	10,035	9,702	9,239	9,498	10,178		10,489	10,703	10,000
SPDR ETFs Index: S&P China BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P China BMI Index
Account Value	$ 19,344	17,891	16,883	16,080	15,410	14,967	15,594	15,338	13,881	13,833	13,590	14,105	14,826		11,968	11,950	12,086	12,432	12,169	11,490	11,433	10,547	11,874	12,138	11,790	12,284	12,617	13,817	12,574	12,164	13,240	13,883	13,410	14,813	13,280	12,785	10,038	11,773	13,698	13,691	15,016	14,106	13,851	14,594	15,921	16,558	17,013	17,490	18,408	18,015	18,904	18,830	21,639	21,570	21,398	21,037	22,451	22,649	21,123	20,513	19,830	18,919	19,500	18,489	16,861	15,500	15,406	14,554	15,587	15,450	16,221	15,004	14,791	14,226	14,240	14,865	15,024	13,937	15,906	15,545	15,205	14,658	13,316	14,182	13,230	14,940	15,195	15,815	16,205	17,129	16,800	16,767	17,281	18,424	16,422	16,047	15,895	15,326	15,129	14,574	13,454	13,177	12,621	12,354	12,149	11,716	11,038	11,481	11,566		11,775	11,513	10,713	10,394	10,294	10,403	10,396	9,352	9,524	11,006		11,117	11,247	10,000
SPDR ETFs Index: S&P Asia Pacific Emerging BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Asia Pacific BMI Index
Account Value	$ 24,499	23,179	22,679	22,223	21,220	20,180	20,145	20,133	20,114	20,316	20,181	20,770	21,586		19,746	19,355	19,347	18,638	18,260	17,807	17,492	16,658	17,338	16,849	15,805	16,367	16,651	17,518	16,532	16,037	16,332	16,617	16,202	17,209	16,061	16,150	13,803	14,791	16,705	16,465	16,762	17,218	17,245	18,126	18,755	19,304	19,781	19,596	20,145	19,842	20,451	19,827	21,416	21,334	21,046	20,472	21,135	20,772	19,918	18,922	17,737	17,138	17,485	16,850	15,440	14,248	14,228	12,971	14,908	15,253	15,914	15,016	14,905	14,301	14,143	14,656	14,809	14,070	15,196	14,936	14,459	14,110	13,362	13,802	13,015	14,450	14,917	15,155	14,970	15,646	15,662	15,700	16,075	16,910	15,607	15,168	15,109	14,482	14,531	14,203	13,424	13,184	12,829	12,541	12,193	11,697	11,111	11,306	11,708		11,785	11,661	11,180	10,704	10,451	10,486	10,579	9,584	9,687	10,606		10,633	10,843	10,000
SPDR ETFs Index: S&P Emerging Markets Dividend Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Dividend Opportunities Index
Account Value	$ 25,858	25,326	24,973	24,847	24,410	23,417	22,900	22,782	22,624	22,588	22,338	22,889	23,967		22,814	21,820	21,901	21,231	20,632	20,340	20,063	19,458	19,585	18,679	17,244	17,841	17,635	18,319	16,609	15,666	15,384	15,105	14,394	14,681	13,770	13,778	12,261	12,597	13,891	13,898	14,404	15,314	15,465	16,046	16,173	16,699	16,243	15,592	15,998	16,070	16,237	15,482	15,894	16,236	15,891	15,626	15,056	14,409	14,524	13,769	12,445	12,549	12,851	12,925	12,535	12,195	12,300	11,134	13,721	14,744	15,844	15,029	15,208	14,743	14,556	15,463	15,640	14,816	15,185	14,986	15,060	15,252	14,077	14,237	13,487	14,438	14,188	14,735	14,014	14,904	15,543	15,835	16,026	16,034	14,860	13,808	13,565	13,551	13,911	13,585	13,054	12,893	12,789	12,651	12,548	12,072	11,402	11,093	11,855		11,628	11,557	11,792	11,069	10,262	11,006	10,904	9,547	9,291	9,642		10,072	10,629	10,000
SPDR ETFs Index: S&P Emerging Ex-China BMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Ex-China BMI Index
Account Value	$ 11,172	10,732	10,649	10,648	10,149	9,660	9,353	9,342	9,781	9,755	9,804	10,047	10,393	$ 10,000
SPDR ETFs Index: S&P Emerging Markets Under USD2 Billion Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Under USD 2 Billion Index
Account Value	$ 24,568	24,346	23,105	22,686	21,731	20,429	20,459	20,751	20,815	21,361	21,685	21,891	22,510		21,006	20,602	20,527	20,130	20,012	19,501	19,718	19,071	19,671	19,106	17,680	18,332	18,542	18,878	17,890	17,195	17,171	16,999	17,011	17,448	16,507	16,521	14,985	15,101	16,684	16,196	15,908	17,327	17,521	18,597	18,283	18,689	19,340	18,702	18,993	18,894	19,531	19,213	19,535	18,892	18,579	17,476	17,305	16,274	16,343	15,362	13,615	13,678	14,029	13,547	12,611	11,594	11,326	9,992	12,700	13,518	13,975	13,240	13,333	12,941	12,871	13,431	13,335	12,755	13,325	13,218	13,129	12,864	12,076	12,372	11,838	12,951	13,511	13,903	13,766	14,572	14,735	14,919	15,158	15,682	14,950	14,450	14,378	13,947	13,947	13,584	13,079	12,888	12,880	12,707	12,420	11,849	11,289	11,289	11,814		11,762	11,691	11,476	10,909	10,540	10,916	10,754	9,787	9,599	10,467		10,463	10,751	10,000
SPDR ETFs Index: S&P Global Dividend Aristocrats Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Dividend Aristocrats Index
Account Value	$ 19,171	19,109	18,464	18,372	17,795	17,261	16,731	16,368	15,963	15,895	16,715	16,510	16,927		16,479	15,766	14,842	15,030	14,510	14,798	14,422	14,536	14,834	13,912	12,788	13,251	13,825	14,259	13,720	13,297	14,105	13,860	13,909	14,456	13,737	13,704	12,611	12,326	13,646	14,165	14,014	14,957	14,571	15,197	14,881	14,978	14,849	14,111	14,695	14,489	14,799	14,735	14,829	15,113	14,616	14,198	13,509	13,024	13,005	12,520	10,896	11,118	11,630	11,011	10,901	10,644	10,669	9,869	12,945	14,215	14,457	13,867	13,873	13,500	12,847	13,197	13,374	12,657	13,256	12,982	12,999	12,829	12,026	12,620	12,308	13,001	12,974	13,200	12,821	12,774	13,061	12,857	12,887	13,623	13,246	12,930	12,541	12,516	12,400	12,412	12,122	12,117	11,875	11,674	11,581	11,352	11,144	10,778	10,966		11,289	11,108	11,328	10,792	10,612	10,876	10,609	9,630	9,613	9,844		10,219	10,542	10,000
SPDR ETFs Index: S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 21,523	21,212	20,817	20,795	20,419	19,582	18,896	18,520	18,509	18,098	18,959	18,346	18,586		17,915	17,134	16,420	16,934	15,955	16,046	15,350	15,361	15,868	15,235	13,897	14,333	15,049	15,800	15,495	15,054	15,960	15,560	15,210	15,749	15,001	15,351	14,214	13,535	15,353	15,599	15,008	16,276	15,714	16,252	15,357	14,991	15,150	14,218	15,030	14,509	14,709	14,456	14,325	14,587	14,519	14,027	13,444	13,350	13,644	13,256	11,748	11,881	12,256	12,065	11,720	11,878	11,285	10,315	13,397	14,821	14,592	13,998	14,119	13,910	13,622	13,581	13,861	13,159	13,363	13,209	12,900	12,612	11,604	11,986	11,771	12,259	12,385	12,702	12,483	12,258	12,505	12,209	12,207	13,092	12,947	13,072	12,859	12,741	12,980	12,783	12,376	12,396	11,911	11,717	11,338	11,017	10,873	10,578	11,036		11,359	11,165	11,382	11,077	10,761	10,826	10,585	9,765	9,679	9,756		10,024	10,477	10,000
SPDR ETFs Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 25,268	24,790	23,273	23,106	22,323	21,692	22,376	22,048	22,094	20,925	22,516	22,685	23,751		23,247	23,283	22,967	24,032	23,398	23,418	21,636	21,734	22,958	22,115	21,080	22,195	22,287	23,081	21,433	20,133	22,242	22,298	22,560	23,878	22,208	22,914	20,880	18,970	20,737	20,613	19,913	23,641	22,591	23,625	22,001	21,035	20,264	18,913	19,812	18,907	19,112	19,400	19,471	19,911	18,927	18,178	17,805	16,348	16,290	15,202	12,937	13,381	14,103	13,575	13,124	12,868	12,423	10,921	13,351	15,055	16,298	15,391	15,163	14,900	14,480	15,488	15,882	14,483	15,707	15,711	15,565	15,347	14,000	14,759	15,313	16,846	16,274	16,824	16,652	16,835	16,602	15,820	16,080	16,950	16,107	15,244	15,171	14,849	14,405	14,212	13,422	13,426	13,494	13,570	13,596	13,794	13,204	12,831	12,398		12,389	12,133	12,221	11,702	11,462	12,174	10,960	9,991	9,329	10,045		10,582	10,982	10,000
SPDR ETFs Index: S&P International Dividend Opportunities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P International Dividend Opportunities Index
Account Value	$ 20,227	20,189	19,370	19,710	19,278	18,895	17,607	16,935	16,457	16,063	16,740	16,634	17,527		17,221	16,386	15,420	15,571	15,131	15,554	15,202	15,530	15,635	14,996	14,019	14,330	14,776	15,233	14,701	14,319	14,949	14,413	14,165	14,459	13,595	13,413	12,309	12,049	13,502	14,186	13,940	15,096	15,055	15,681	15,531	15,603	15,584	14,866	15,416	15,071	15,768	15,626	15,394	15,568	15,137	14,700	14,012	13,993	14,103	13,693	12,361	12,823	13,186	12,729	12,450	12,088	11,979	11,364	13,598	14,794	14,798	14,458	14,519	14,124	13,802	13,915	14,137	13,444	13,688	13,429	13,302	13,029	12,281	12,692	12,382	13,157	13,212	13,467	13,142	13,165	13,507	13,397	13,539	14,209	13,762	13,580	13,319	13,290	13,299	13,155	12,710	12,748	12,370	12,205	11,950	11,768	11,508	11,098	11,311		11,363	11,135	11,234	10,690	10,683	11,024	10,598	9,544	9,589	10,065		10,300	10,656	10,000
SPDR ETFs Index: S&P Developed ex-U.S. Under USD 2 Billion Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Under USD 2 Billion Index
Account Value	$ 19,807	19,276	18,303	18,093	17,193	16,272	15,387	15,436	15,450	15,061	15,416	15,454	16,364		15,975	15,785	15,142	15,416	14,892	15,376	14,848	14,749	15,151	14,110	12,870	13,725	14,400	14,917	14,242	13,832	14,306	14,275	14,189	14,667	13,615	13,518	12,262	11,891	13,601	13,986	13,110	14,810	14,878	16,035	15,893	15,777	17,138	16,425	17,511	17,359	17,793	17,371	17,377	17,479	17,103	16,476	16,089	15,574	15,681	14,664	12,879	13,255	13,307	12,393	11,915	11,713	10,971	9,823	11,756	13,209	13,819	13,160	12,972	12,400	12,114	12,507	12,654	12,203	12,863	12,641	12,763	12,503	11,655	12,565	12,471	13,985	13,964	13,933	14,007	14,510	14,533	14,345	14,558	15,148	14,455	14,038	13,718	13,461	13,219	13,146	12,748	12,605	12,218	11,993	11,858	11,593	11,188	10,932	11,196		11,510	11,186	11,358	10,731	10,973	11,082	10,639	9,755	9,735	10,508		$ 10,509	$ 10,564	$ 10,000
SPDR ETFs Index: S&P BMI North American Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P BMI North American Natural Resources Index
Account Value	$ 32,432	$ 31,190	$ 28,833	$ 28,405	$ 26,921	$ 26,092	$ 27,628	$ 26,881	$ 26,620	$ 25,458	$ 28,375	$ 27,421	$ 27,860		$ 27,807	$ 27,721	$ 26,825	$ 27,993	$ 27,251	$ 26,649	$ 23,769	$ 23,558	$ 24,997	$ 24,380	$ 23,995	$ 25,596	$ 25,888	$ 26,755	$ 24,885	$ 23,337	$ 26,228	$ 25,537	$ 25,209	$ 27,575	$ 25,822	$ 27,026	$ 25,572	$ 22,406	$ 24,071	$ 23,757	$ 23,096	$ 27,576	$ 26,081	$ 26,998	$ 24,386	$ 22,014	$ 20,482	$ 19,427	$ 20,119	$ 18,263	$ 17,842	$ 18,520	$ 19,106	$ 19,693	$ 18,333	$ 17,485	$ 16,754	$ 15,096	$ 15,077	$ 14,465	$ 12,479	$ 12,745	$ 13,849	$ 13,597	$ 13,031	$ 12,587	$ 12,557	$ 9,688	$ 12,513	$ 13,881	$ 14,962	$ 13,776	$ 13,614	$ 13,754	$ 13,742	$ 14,073	$ 14,298	$ 12,803	$ 14,014	$ 14,176	$ 13,951	$ 13,798	$ 12,640	$ 13,463	$ 13,457	$ 14,748	$ 14,481	$ 15,522	$ 15,680	$ 15,477	$ 15,061	$ 14,375	$ 14,319	$ 15,694	$ 15,184	$ 14,318	$ 14,194	$ 14,235	$ 13,797	$ 13,815	$ 13,106	$ 13,321	$ 13,685	$ 13,956	$ 14,035	$ 14,610	$ 14,077	$ 13,988	$ 13,427		$ 13,731	$ 13,491	$ 14,133	$ 13,734	$ 13,040	$ 13,717	$ 11,678	$ 10,653	$ 9,548	$ 10,027	$ 10,000